PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation and amortization

	2011	2012	2012
	RUR	RUR	$
Servers and network equipment	5,774	7,517	247.5
Infrastructure systems	2,006	3,092	101.8
Land and buildings	404	823	27.1
Office furniture and equipment	564	731	24.1
Leasehold improvements	413	577	19.0
Other equipment	60	82	2.6
Assets not yet in use	1,149	568	18.7
Purchased technologies and licenses	904	1,598	52.6

Total	11,274	14,988	493.4
Less: accumulated depreciation and amortization	(4,358)	(6,893)	(226.9)

Total property and equipment, net	6,916	8,095	266.5

Schedule of estimated amortization expense over the next five years for purchased technologies and licenses included in property and equipment

	RUR	$
For the year ending December 31, 2013	336	11.1
For the year ending December 31, 2014	262	8.6
For the year ending December 31, 2015	220	7.2
For the year ending December 31, 2016	159	5.2
For the year ending December 31, 2017	84	2.8
Thereafter	—	—

Total	1,061	34.9